UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


            Read instructions at end of Form before preparing Form.
                              Please print or type.

_____________________________________________________________________________

  1.   Name and address of issuer:

       LEXINGTON SMALL CAP ASIA GROWTH FUND, INC.
       PARK 80 WEST PLAZA TWO
       SADDLE BROOK, NJ 07663
_____________________________________________________________________________

  2. Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
       classes):                                         [ ]

       (Fund consists of a single portfolio)
_____________________________________________________________________________

  3.   Investment Company Act File Number:   811-7287

       Securities Act File Number:   033-59363
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 4(a). Last day of fiscal year for which this notice is filed:

       December 31, 1999
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 4(b). [ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)

 Note: If the Form is being filed late, interest must be paid on the registration fee due.
_____________________________________________________________________________

 4(c). [ ]  Check box if this is the last time the issuer will be filing this Form.
_____________________________________________________________________________

 5. Calculation of registration fee:

    (i)   Aggregate sale price of securities
          sold during the fiscal year pursuant                    33,047,205
          to section 24(f):                                     $___________

    (ii)  Aggregate price of securities redeemed    41,720,654
          or repurchased during the fiscal year:  $___________

    (iii) Aggregate price of securities redeemed
          or repurchased during any prior fiscal
          year ending no earlier than October 11,
          1995 that were not previously used to
          reduce registration fees payable to the       0
          Commission:                             $___________

    (iv)  Total available redemption credits                      41,720,654
          [add Items 5(ii) and 5(iii)]:                        -$___________

     (v)  Net sales - if Item 5(i) is greater
          than Item 5(iv) [subtract Item 5(iv)
          from Item 5(i)]:                                      $___________
  _____________________________________________________________
 [  (vi)  Redemption credits available for use in   8,673,449  ]
 [        future years -- if Item 5(i) is less     $(________) ]
 [        than Item 5(iv) [subtract Item 5(iv)                 ]
 [        from Item 5(i)]:                                     ]
 [_____________________________________________________________]

   (vii)  Multiplier for determining registration fee              .000264
          (See Instruction C.9):                                x___________

   (viii) Registration fee due [multiply Item 5(v) by                 0
          Item 5(vii)] (enter "0" if no fee is due):           =$___________
_____________________________________________________________________________

 6. Prepaid Shares

    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of recision of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.
_____________________________________________________________________________

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                              +$____________

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8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                              =$      0
                                                                ============
_____________________________________________________________________________

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     Method of Delivery:

                   [ ]   Wire Transfer

                   [ ]   Mail or other means
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                                   SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


   By*   /s/ Christie Carr-Waldron
         ____________________________________________
         CHRISTIE CARR-WALDRON, TREASURER


   Date: March 15, 2000
         ____________________


                 *Please print the name and title of the signing
                  officer below the signature.